CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Issuance of shares of common stock in redemption of debt	$ 0	$ 1,519,077	$ 1,519,077	$ 144,311,100	$ 63,009,884
Issuance of shares of common stock in conversion of debt	0	0	0	246,738,321	87,739,641
Issuance of shares of common stock in conversion of preferred stock	0	0	0	6,206,961	16,673,046
Issuance of note receivable on issuance of shares and exercise of warrants of common stock	65,766,981	52,335,115	88,555,916	95,870,362	0
Issuance of shares of common stock for cashless exercise of warrants	0	5,239,895	3,252,066	32,589,112	2,122,495
Issuance of shares of common stock for exercise of options	0	1,386,126	636,126	0	0
Issuance of shares of common stock in settlement of litigation	0	0	0	120,875,143	39,380,847
Issuance of shares of common stock for services	0	0	2,381,406	0	375,000
Issuance of shares of common stock in payment of board fees	0	0	2,571,152	16,773,597	0
Issuance of shares of common stock in payment of executive compensation	0	0	13,000,000	107,051,697	0
Issuance of shares of common stock for convertible preferred stock issuance costs	0	0	0	0	24,900,000
Issuance of shares of common stock for debenture settlement	0	0	126,232,953	0	0
Issuance of shares of common stock for accrued liabilities	0	30,618,895	30,618,895	0	0
Issuance of shares of common stock for accrued settlement	$ 296,405,268	$ 7,413,000	$ 0	$ 0	$ 0